Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax [Line Items]
Statutory income tax	20.00%
Deferred tax assets not recognized	$ 10,824,828	$ 8,371,683
Current tax expense related to top-up tax recognized	0
Unused Tax Loss Carryforward
Income Tax [Line Items]
Deferred tax assets not recognized	$ 10,670,973	$ 8,045,683
Taiwan
Income Tax [Line Items]
Net losses offset period	10 years
Japan
Income Tax [Line Items]
Net losses offset period	10 years
Hong Kong
Income Tax [Line Items]
Unused loss carryforwards expiration periods	Indefinite
United States
Income Tax [Line Items]
Unused loss carryforwards expiration periods	Indefinite
Bottom of Range | United States
Income Tax [Line Items]
State tax losses expiration year	10 years
Top of Range | United States
Income Tax [Line Items]
State tax losses expiration year	20 years
Unused loss carryforwards expiration periods	Indefinite